Wilmington Large-Cap Strategy Fund
PORTFOLIO OF INVESTMENTS
July 31, 2026 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS − 99.7%
COMMUNICATION SERVICES − 9.6%
DIVERSIFIED TELECOMMUNICATION SERVICES − 0.7%
AST SpaceMobile, Inc.*,#	2,300	$135,654
AT&T, Inc.	59,822	1,390,861
Comcast Corp., Class A	31,250	748,750
Globalstar, Inc.*	350	29,183
Iridium Communications, Inc.	750	35,505
Liberty Capital Corp., Class C*	253	5,862
Liberty Global Ltd., Class A*,#	1,150	12,202
Space Exploration Technologies Corp., Class A*,#	4,650	503,921
Verizon Communications, Inc.	37,050	1,734,310
		$4,596,248
ENTERTAINMENT − 1.2%
Electronic Arts, Inc.	2,260	474,284
Liberty Live Holdings, Inc., Class C*,#	535	52,751
Liberty Live Holdings, Inc., Class A*	174	16,481
Liberty Media Corp. - Liberty Formula One, Class C*	2,085	204,601
Liberty Media Corp. - Liberty Formula One, Class A*	105	9,430
Live Nation Entertainment, Inc.*	1,470	255,971
Madison Square Garden Sports Corp.*	129	50,785
Netflix, Inc.*	37,150	2,664,026
ROBLOX Corp., Class A*	5,550	197,580
Roku, Inc.*	1,150	166,761
Spotify Technology SA*	1,400	699,916
Take-Two Interactive Software, Inc.*	1,568	380,899
TKO Group Holdings, Inc.	500	90,905
Walt Disney Co. (The)	15,748	1,514,800
Warner Bros Discovery, Inc.*	21,089	554,641
		$7,333,831
INTERACTIVE MEDIA & SERVICES − 7.3%
Alphabet, Inc., Class A	51,720	18,419,044
Alphabet, Inc., Class C	42,140	15,029,231
Match Group, Inc.	2,242	88,357
Meta Platforms, Inc., Class A	19,475	10,841,927
People, Inc.*	600	24,942
Pinterest, Inc., Class A*	4,493	107,877
Reddit, Inc., Class A*	1,150	161,771
ZoomInfo Technologies, Inc.*	2,450	8,085
		$44,681,234
MEDIA − 0.3%
AppLovin Corp., Class A*	2,100	831,390
Charter Communications, Inc., Class A*	682	98,876
Fox Corp., Class A#	2,226	129,620
Fox Corp., Class B	1,090	56,615
Liberty Broadband Corp., Class C*	1,268	43,163
New York Times Co. (The), Class A	1,500	112,335
Description	Number of Shares	Value
News Corp., Class A	4,007	$110,433
News Corp., Class B	898	28,080
Nexstar Media Group, Inc.	300	57,159
Omnicom Group, Inc.	2,553	200,921
Sirius XM Holdings, Inc.#	1,477	43,749
Trade Desk, Inc. (The), Class A*	3,450	62,238
Versant Media Group, Inc.	1,412	50,818
		$1,825,397
WIRELESS TELECOMMUNICATION SERVICES − 0.1%
Millicom International Cellular SA	850	81,158
T-Mobile US, Inc.	4,309	744,207
		$825,365
TOTAL COMMUNICATION SERVICES		$59,262,075
CONSUMER DISCRETIONARY − 9.5%
AUTOMOBILE COMPONENTS − 0.1%
Aptiv PLC*	1,850	104,469
BorgWarner, Inc.	1,930	123,018
Gentex Corp.	1,780	41,581
Lear Corp.	400	52,256
QuantumScape Corp.*,#	3,450	18,009
Versigent PLC*	133	5,500
		$344,833
AUTOMOBILES − 1.5%
Ford Motor Co.	34,750	510,130
General Motors Co.	8,045	714,879
Lucid Group, Inc.*,#	1,434	10,583
Rivian Automotive, Inc., Class A*	6,800	103,496
Tesla, Inc.*	25,825	8,036,998
Thor Industries, Inc.	495	37,110
		$9,413,196
BROADLINE RETAIL − 3.9%
Amazon.com, Inc.*	85,785	23,297,490
Coupang, Inc.*	11,200	183,120
eBay, Inc.	4,010	457,180
Etsy, Inc.*	800	65,344
Macy's, Inc.	1,900	47,158
Ollie's Bargain Outlet Holdings, Inc.*	573	42,099
		$24,092,391
BUILDING PRODUCTS − 0.0%**
Modine Manufacturing Co.*	450	90,477
DISTRIBUTORS − 0.0%**
Genuine Parts Co.	1,320	164,168
LKQ Corp.	2,168	48,672
Pool Corp.#	260	48,285
		$261,125
DIVERSIFIED CONSUMER SERVICES − 0.1%
ADT, Inc.	4,110	31,400
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Bright Horizons Family Solutions, Inc.*	533	$39,730
Duolingo, Inc.*	320	43,139
Grand Canyon Education, Inc.*	200	29,068
H&R Block, Inc.	950	41,829
Service Corp. International	1,270	109,461
		$294,627
HOTELS, RESTAURANTS & LEISURE − 1.8%
Airbnb, Inc., Class A*	3,600	545,472
Aramark	2,433	138,608
Booking Holdings, Inc.	6,775	1,306,897
Boyd Gaming Corp.	450	38,277
Caesars Entertainment, Inc.*	2,010	59,798
Carnival Corp. Ltd.	11,080	308,135
Cava Group, Inc.*,#	750	48,923
Chipotle Mexican Grill, Inc.*	11,380	423,564
Choice Hotels International, Inc.#	260	28,987
Churchill Downs, Inc.	550	46,365
Darden Restaurants, Inc.	1,000	203,580
Domino's Pizza, Inc.	250	86,860
DoorDash, Inc., Class A*	3,320	651,251
DraftKings, Inc., Class A*	4,070	95,564
Dutch Bros, Inc., Class A*	1,050	69,121
Expedia Group, Inc.	1,002	295,329
Flutter Entertainment PLC*	1,250	130,587
Hilton Worldwide Holdings, Inc.	1,953	625,917
Hyatt Hotels Corp., Class A#	400	69,624
Las Vegas Sands Corp.	2,470	120,758
Marriott International, Inc., Class A	1,926	718,071
McDonald's Corp.	6,309	1,707,468
MGM Resorts International*	1,750	77,997
Norwegian Cruise Line Holdings Ltd.*	4,100	75,973
Planet Fitness, Inc., Class A*	628	35,111
Restaurant Brands International LP	47	3,936
Restaurant Brands International, Inc.	2,950	218,359
Royal Caribbean Cruises Ltd.	2,230	709,809
Starbucks Corp.	10,170	1,070,392
Texas Roadhouse, Inc.	600	123,264
Travel + Leisure Co.	510	38,770
Vail Resorts, Inc.#	328	48,997
Viking Holdings Ltd.*	1,500	156,525
Wingstop, Inc.	250	32,373
Wyndham Hotels & Resorts, Inc.	610	45,665
Wynn Resorts Ltd.	668	66,339
Yum! Brands, Inc.	2,420	370,938
		$10,793,604
HOUSEHOLD DURABLES − 0.3%
DR Horton, Inc.	2,170	310,440
Garmin Ltd.	1,490	437,732
Lennar Corp., Class A	1,910	157,288
Lennar Corp., Class B#	76	6,133
Mohawk Industries, Inc.*	355	43,701
NVR, Inc.*	30	184,411
PulteGroup, Inc.	1,690	213,734
SharkNinja, Inc.*	650	105,151
Somnigroup International, Inc.	1,750	114,328
Toll Brothers, Inc.	900	131,301
Description	Number of Shares	Value
Whirlpool Corp.#	535	$20,063
		$1,724,282
LEISURE PRODUCTS − 0.0%**
Brunswick Corp.	500	39,500
Hasbro, Inc.	1,290	121,183
Mattel, Inc.*	2,800	42,252
YETI Holdings, Inc.*	750	36,705
		$239,640
SPECIALTY RETAIL − 1.6%
AutoNation, Inc.*	250	53,100
AutoZone, Inc.*	170	512,762
Bath & Body Works, Inc.	1,805	36,317
Best Buy Co., Inc.	1,680	144,917
Burlington Stores, Inc.*	545	200,822
CarMax, Inc.*	1,200	68,712
Carvana Co.*	6,050	377,278
Chewy, Inc., Class A*	2,100	47,460
Dick's Sporting Goods, Inc.	550	107,750
Five Below, Inc.*	428	92,932
Floor & Decor Holdings, Inc., Class A*	1,060	61,024
GameStop Corp., Class A*,#	3,650	79,278
Gap, Inc. (The)	1,690	33,952
Home Depot, Inc. (The)	8,880	2,947,805
Lithia Motors, Inc.	195	75,157
Lowe's Cos., Inc.	4,960	1,030,737
Murphy USA, Inc.	150	91,164
O'Reilly Automotive, Inc.*	7,400	661,190
Penske Automotive Group, Inc.#	150	32,596
Ross Stores, Inc.	2,810	705,507
TJX Cos., Inc. (The)	9,820	1,545,079
Tractor Supply Co.	4,600	141,542
Ulta Beauty, Inc.*	400	205,132
Valvoline, Inc.*,#	1,150	44,171
Wayfair, Inc., Class A*	898	76,240
Williams-Sonoma, Inc.	1,060	242,380
		$9,615,004
TEXTILES, APPAREL & LUXURY GOODS − 0.2%
Amer Sports, Inc.*	1,550	55,040
Birkenstock Holding PLC*,#	400	15,488
Columbia Sportswear Co.	218	12,945
Crocs, Inc.*	450	57,604
Deckers Outdoor Corp.*	1,220	118,194
Lululemon Athletica, Inc.*	805	95,690
NIKE, Inc., Class B	10,705	446,506
On Holding AG, Class A*	2,100	76,104
PVH Corp.	420	36,397
Ralph Lauren Corp.	335	127,414
Tapestry, Inc.	1,830	278,837
VF Corp.	3,150	45,108
		$1,365,327
TOTAL CONSUMER DISCRETIONARY		$58,234,506
CONSUMER STAPLES − 4.5%
BEVERAGES − 1.0%
Brown-Forman Corp., Class A#	50	1,461
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Brown-Forman Corp., Class B	1,325	$38,067
Celsius Holdings, Inc.*,#	1,600	46,736
Coca-Cola Co. (The)	34,390	3,012,220
Coca-Cola Consolidated, Inc.	500	93,950
Constellation Brands, Inc., Class A	1,290	167,997
Keurig Dr. Pepper, Inc.	11,200	348,544
Molson Coors Beverage Co., Class B	1,685	70,029
Monster Beverage Corp.*	6,180	595,628
PepsiCo., Inc.	12,040	1,680,302
Primo Brands Corp.#	2,400	54,480
		$6,109,414
CONSUMER STAPLES DISTRIBUTION & RETAIL − 1.7%
Albertsons Cos., Inc., Class A	2,450	28,371
BJ's Wholesale Club Holdings, Inc.*	1,150	112,447
Casey's General Stores, Inc.	335	291,785
Costco Wholesale Corp.	3,920	3,731,409
Dollar General Corp.	2,000	254,100
Dollar Tree, Inc.*	1,712	217,784
Kroger Co. (The)	5,000	288,700
Maplebear, Inc.*	1,450	64,670
Performance Food Group Co.*	1,450	165,865
Sprouts Farmers Market, Inc.*,#	800	69,728
Sysco Corp.	4,400	375,056
Target Corp.	4,010	579,405
U.S. Foods Holding Corp.*	2,100	211,239
Walmart, Inc.	38,830	4,317,896
		$10,708,455
FOOD PRODUCTS − 0.4%
Archer-Daniels-Midland Co.	4,350	344,824
Bunge Global SA	1,245	132,256
Campbell's Co. (The)#	1,350	29,673
Conagra Brands, Inc.	3,750	54,413
Darling Ingredients, Inc.*	1,485	90,050
Freshpet, Inc.*,#	450	26,793
General Mills, Inc.	4,700	168,025
Hershey Co. (The)	1,250	218,812
Hormel Foods Corp.	2,200	55,022
Ingredion, Inc.#	500	49,730
J.M. Smucker Co. (The)	850	101,371
Kraft Heinz Co. (The)	7,750	200,338
Lamb Weston Holdings, Inc.	1,250	65,688
McCormick & Co., Inc.	2,200	111,980
Mondelez International, Inc., Class A	11,190	697,249
Pilgrim's Pride Corp.	250	6,840
Post Holdings, Inc.*	438	40,038
Tyson Foods, Inc., Class A	2,400	139,104
		$2,532,206
HOUSEHOLD PRODUCTS − 0.7%
Church & Dwight Co., Inc.	2,000	197,620
Clorox Co. (The)	1,010	96,485
Colgate-Palmolive Co.	6,920	631,796
Kimberly-Clark Corp.	2,900	316,999
Procter & Gamble Co. (The)	20,670	2,986,609
Reynolds Consumer Products, Inc.	350	8,729
		$4,238,238
Description	Number of Shares	Value
PERSONAL CARE PRODUCTS − 0.1%
elf Beauty, Inc.*	550	$45,589
Estee Lauder Cos., Inc. (The), Class A	2,200	184,580
Kenvue, Inc.	16,550	318,422
		$548,591
TOBACCO − 0.6%
Altria Group, Inc.	14,820	1,012,650
Philip Morris International, Inc.	13,840	2,640,949
		$3,653,599
TOTAL CONSUMER STAPLES		$27,790,503
ENERGY − 3.4%
ENERGY EQUIPMENT & SERVICES − 0.3%
Baker Hughes Co.	8,690	525,658
Halliburton Co.	7,633	246,164
NOV, Inc.	3,448	66,995
SLB Ltd.	13,136	651,414
TechnipFMC PLC	3,600	257,976
Weatherford International PLC	650	57,064
		$1,805,271
OIL, GAS & CONSUMABLE FUELS − 3.1%
Antero Midstream Corp.	2,450	53,826
Antero Resources Corp.*	2,750	99,385
APA Corp.	3,040	113,453
Cheniere Energy, Inc.	1,850	487,604
Chevron Corp.	16,359	3,219,942
Chord Energy Corp.	500	70,190
ConocoPhillips	10,697	1,288,775
Devon Energy Corp.	10,012	451,842
Diamondback Energy, Inc.	1,697	344,406
DT Midstream, Inc.	875	120,750
EOG Resources, Inc.	4,730	703,304
EQT Corp.	5,450	290,430
Expand Energy Corp.	2,094	196,899
ExxonMobil Holdings Corp.	36,716	5,707,135
HF Sinclair Corp.	1,340	122,570
Kinder Morgan, Inc.	17,275	555,909
Marathon Petroleum Corp.	2,600	822,822
Matador Resources Co.	1,050	52,385
Occidental Petroleum Corp.	6,210	354,405
ONEOK, Inc.	5,610	509,444
Ovintiv, Inc.	2,550	159,273
Permian Resources Corp., Class A	6,850	145,973
Phillips 66	3,590	759,931
Range Resources Corp.#	1,850	74,259
Targa Resources Corp.	1,900	513,703
Texas Pacific Land Corp.	490	197,264
Valero Energy Corp.	2,570	804,153
Viper Energy, Inc., Class A	1,360	60,670
Williams Cos., Inc. (The)	10,890	779,071
		$19,059,773
TOTAL ENERGY		$20,865,044
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
FINANCIALS − 12.8%
BANKS − 3.7%
Bank of America Corp.	59,610	$3,692,839
Bank OZK	1,150	58,995
BOK Financial Corp.	270	38,148
Citigroup, Inc.	15,257	2,020,790
Citizens Financial Group, Inc.	3,950	283,017
Columbia Banking System, Inc.	2,498	78,112
Commerce Bancshares, Inc.	1,455	86,238
Cullen/Frost Bankers, Inc.	490	81,507
East West Bancorp, Inc.	1,223	160,213
Fifth Third Bancorp	8,188	462,622
First Citizens BancShares, Inc., Class A#	90	196,798
First Hawaiian, Inc.	1,100	30,569
First Horizon Corp.	4,480	114,867
FNB Corp.	4,235	80,042
Huntington Bancshares, Inc.	17,546	298,984
JPMorgan Chase & Co.	24,005	8,444,719
KeyCorp.	8,794	198,656
NU Holdings Ltd., Class A*	30,850	442,080
Pinnacle Financial Partners, Inc.	1,412	148,585
PNC Financial Services Group, Inc. (The)	3,560	889,537
Popular, Inc.	688	120,544
Prosperity Bancshares, Inc.	1,173	87,823
Regions Financial Corp.	8,206	253,976
SOUTHSTATE BANK CORP	950	99,836
Truist Financial Corp.	11,407	591,339
U.S. Bancorp	14,125	890,016
Webster Financial Corp.	1,512	116,757
Wells Fargo & Co.	27,625	2,388,181
Western Alliance Bancorp	950	76,466
Wintrust Financial Corp.	600	95,724
Zions Bancorp NA	1,290	89,913
		$22,617,893
CAPITAL MARKETS − 3.2%
Affiliated Managers Group, Inc.	270	99,017
Ameriprise Financial, Inc.	840	458,506
Ares Management Corp., Class A	1,750	224,157
Bank of New York Mellon Corp. (The)	6,620	1,034,905
Blackrock, Inc.	1,390	1,515,642
Blackstone, Inc.	6,765	864,229
Blue Owl Capital, Inc.#	5,970	61,491
Brookfield Asset Management Ltd., Class A	3,550	171,820
Carlyle Group, Inc. (The)	2,600	119,652
Cboe Global Markets, Inc.	1,000	310,230
Charles Schwab Corp. (The)	14,755	1,552,816
CME Group, Inc.	3,250	870,317
Coinbase Global, Inc., Class A*	1,995	291,789
Evercore, Inc., Class A	350	112,196
FactSet Research Systems, Inc.	290	76,328
Franklin Resources, Inc.	2,720	92,099
Freedom Holding Corp.*,#	100	15,127
Galaxy Digital, Inc., Class A*,#	1,500	31,515
Goldman Sachs Group, Inc. (The)	2,595	2,642,696
Hamilton Lane, Inc., Class A	400	35,564
Houlihan Lokey, Inc.	500	62,745
Description	Number of Shares	Value
Interactive Brokers Group, Inc., Class A	3,842	$338,058
Intercontinental Exchange, Inc.	4,990	760,875
Invesco Ltd.	3,245	96,052
Jefferies Financial Group, Inc.	1,498	81,791
KKR & Co., Inc.	6,134	622,172
Lazard, Inc.	1,000	42,380
LPL Financial Holdings, Inc.	750	265,275
MarketAxess Holdings, Inc.	350	56,805
Moody's Corp.	1,340	641,029
Morgan Stanley	10,031	2,110,723
Morningstar, Inc.	250	48,142
MSCI, Inc.	620	354,789
Nasdaq, Inc.	3,940	371,109
Northern Trust Corp.	1,775	323,387
Raymond James Financial, Inc.	1,610	283,328
Robinhood Markets, Inc., Class A*	6,900	597,264
S&P Global, Inc.	2,639	1,087,083
SEI Investments Co.	790	81,354
State Street Corp.	2,420	445,667
Stifel Financial Corp.	1,425	118,147
T Rowe Price Group, Inc.	1,880	210,090
TPG, Inc.	1,200	52,392
Tradeweb Markets, Inc., Class A	1,100	110,550
Virtu Financial, Inc., Class A	650	38,175
XP, Inc., Class A	3,255	55,530
		$19,835,008
CONSUMER FINANCE − 0.6%
Ally Financial, Inc.	2,393	103,689
American Express Co.	4,790	1,610,637
Capital One Financial Corp.	5,578	1,165,858
Credit Acceptance Corp.*,#	50	28,446
Figure Technology Solutions, Inc., Class A*,#	1,150	28,646
OneMain Holdings, Inc.	945	59,138
SLM Corp.#	1,910	49,650
SoFi Technologies, Inc.*	10,600	172,886
Synchrony Financial	3,020	228,886
		$3,447,836
FINANCIAL SERVICES − 3.5%
Affirm Holdings, Inc.*	2,500	178,775
Apollo Global Management, Inc.	3,776	474,228
Berkshire Hathaway, Inc., Class B*	16,736	8,561,133
Block, Inc.*	4,630	376,141
Chime Financial, Inc., Class A*	2,250	51,728
Corebridge Financial, Inc.	2,450	76,416
Corpay, Inc.*	550	210,160
Equitable Holdings, Inc.	2,443	116,409
Euronet Worldwide, Inc.*	415	29,602
Fidelity National Information Services, Inc.	4,650	208,180
Fiserv, Inc.*	4,910	264,845
Global Payments, Inc.	2,113	177,661
Jack Henry & Associates, Inc.	700	107,828
Mastercard, Inc., Class A	7,270	4,166,437
MGIC Investment Corp.	1,750	52,570
PayPal Holdings, Inc.	8,065	461,399
Rocket Cos., Inc., Class A*	8,700	112,230
Shift4 Payments, Inc., Class A*,#	350	18,550
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Toast, Inc., Class A*	4,050	$130,694
UWM Holdings Corp.#	1,900	3,458
Visa, Inc., Class A	14,835	5,431,539
Voya Financial, Inc.	930	92,470
Western Union Co. (The)#	2,690	17,108
WEX, Inc.*	265	49,544
		$21,369,105
INSURANCE − 1.8%
Aflac, Inc.	4,100	522,668
Allstate Corp. (The)	2,280	602,102
American Financial Group, Inc.	550	77,946
American International Group, Inc.	4,880	383,470
Aon PLC, Class A	1,850	667,017
Arch Capital Group Ltd.*	3,120	313,654
Arthur J. Gallagher & Co.	2,280	568,678
Assurant, Inc.	430	120,052
Assured Guaranty Ltd.	300	24,816
Axis Capital Holdings Ltd.	580	61,086
Brighthouse Financial, Inc.*	400	24,764
Brown & Brown, Inc.	2,650	186,560
Chubb Ltd.	3,147	1,103,590
Cincinnati Financial Corp.	1,406	249,818
CNA Financial Corp.	150	7,871
Everest Group Ltd.	370	138,436
Fidelity National Financial, Inc.	2,191	113,034
First American Financial Corp.	728	54,593
Globe Life, Inc.	743	135,412
Hanover Insurance Group, Inc. (The)	300	69,789
Hartford Insurance Group, Inc. (The)	2,440	346,260
Kinsale Capital Group, Inc.	200	71,284
Lincoln National Corp.	1,458	66,499
Loews Corp.	1,650	191,416
Markel Group, Inc.*	120	225,881
Marsh & McLennan Cos., Inc.	4,290	813,770
MetLife, Inc.	5,001	480,746
Old Republic International Corp.	2,018	87,198
Primerica, Inc.	273	87,349
Principal Financial Group, Inc.	2,040	231,948
Progressive Corp. (The)	5,230	1,105,727
Prudential Financial, Inc.	3,080	376,006
Reinsurance Group of America, Inc.	590	139,741
RenaissanceRe Holdings Ltd.	378	120,952
RLI Corp.	800	48,992
Ryan Specialty Holdings, Inc.	950	41,952
Travelers Cos., Inc. (The)	1,880	703,797
Unum Group	1,460	125,721
W.R. Berkley Corp.	1,995	144,717
White Mountains Insurance Group Ltd.	30	62,932
Willis Towers Watson PLC	850	285,532
		$11,183,776
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) − 0.0%**
AGNC Investment Corp.#	9,585	102,176
Annaly Capital Management, Inc.	6,082	138,183
Rithm Capital Corp.	4,500	44,460
Description	Number of Shares	Value
Starwood Property Trust, Inc.#	2,418	$38,640
		$323,459
TOTAL FINANCIALS		$78,777,077
HEALTH CARE − 9.3%
BIOTECHNOLOGY − 1.9%
AbbVie, Inc.	15,761	3,955,065
Alnylam Pharmaceuticals, Inc.*	1,165	239,431
Amgen, Inc.	4,814	1,854,160
Arrowhead Pharmaceuticals, Inc.*	1,200	101,580
Biogen, Inc.*	1,300	263,835
BioMarin Pharmaceutical, Inc.*	1,500	90,030
Bridgebio Pharma, Inc.*	1,500	120,135
Caris Life Sciences, Inc.*	850	13,320
Exelixis, Inc.*	2,370	125,681
Gilead Sciences, Inc.	11,044	1,438,039
Halozyme Therapeutics, Inc.*	1,100	90,794
Incyte Corp.*	1,550	185,256
Insmed, Inc.*	1,900	187,340
Ionis Pharmaceuticals, Inc.*	1,480	76,620
Madrigal Pharmaceuticals, Inc.*	150	70,098
Moderna, Inc.*	3,300	180,906
Natera, Inc.*	1,200	321,312
Neurocrine Biosciences, Inc.*	850	141,780
Regeneron Pharmaceuticals, Inc.	900	686,367
Revolution Medicines, Inc.*	1,650	309,424
Roivant Sciences Ltd.*	3,950	133,945
Summit Therapeutics, Inc.*,#	1,150	14,973
United Therapeutics Corp.*	385	199,318
Vertex Pharmaceuticals, Inc.*	2,273	1,084,448
Viking Therapeutics, Inc.*	1,000	31,740
		$11,915,597
HEALTH CARE EQUIPMENT & SUPPLIES − 1.4%
Abbott Laboratories	15,505	1,638,878
Align Technology, Inc.*	620	104,879
Baxter International, Inc.	4,680	122,429
Becton Dickinson & Co.	2,484	411,400
Boston Scientific Corp.*	13,270	620,107
Cooper Cos., Inc. (The)*	1,600	115,712
DexCom, Inc.*	3,345	279,140
Edwards Lifesciences Corp.*	5,056	435,170
Envista Holdings Corp.*	1,690	46,154
GE HealthCare Technologies, Inc.	4,200	285,684
Globus Medical, Inc., Class A*	1,050	82,729
IDEXX Laboratories, Inc.*	680	380,168
Insulet Corp.*	660	109,131
Intuitive Surgical, Inc.*	3,120	1,102,389
Medline, Inc., Class A*	3,650	143,372
Medtronic PLC	11,476	979,936
Penumbra, Inc.*	350	112,416
ResMed, Inc.	1,270	267,945
Solventum Corp.*	1,215	103,810
STERIS PLC	850	194,140
Stryker Corp.	3,080	1,003,156
Teleflex, Inc.	360	49,216
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Zimmer Biomet Holdings, Inc.	1,690	$158,742
		$8,746,703
HEALTH CARE PROVIDERS & SERVICES − 1.7%
Cardinal Health, Inc.	2,060	473,862
Cencora, Inc.	1,660	516,824
Centene Corp.*	4,480	278,746
Chemed Corp.	100	53,225
Cigna Group (The)	2,367	660,511
CVS Health Corp.	11,371	1,187,474
DaVita, Inc.*	238	57,141
Elevance Health, Inc.	1,920	721,613
Encompass Health Corp.	880	97,742
Ensign Group, Inc. (The)	500	89,080
Guardant Health, Inc.*	1,100	178,189
HCA Healthcare, Inc.	1,325	533,432
Henry Schein, Inc.*	920	78,890
Humana, Inc.	1,080	392,969
Labcorp Holdings, Inc.	757	234,064
McKesson Corp.	1,080	924,685
Molina Healthcare, Inc.*	405	79,226
Quest Diagnostics, Inc.	1,000	233,010
Tenet Healthcare Corp.*	745	189,811
UnitedHealth Group, Inc.	7,995	3,313,128
Universal Health Services, Inc., Class B	510	85,904
		$10,379,526
HEALTH CARE TECHNOLOGY − 0.1%
Doximity, Inc., Class A*	1,350	28,229
Veeva Systems, Inc., Class A*	1,300	264,914
		$293,143
LIFE SCIENCES TOOLS & SERVICES − 0.9%
Agilent Technologies, Inc.	2,540	351,460
Avantor, Inc.*	6,495	89,501
Bio-Rad Laboratories, Inc., Class A*	140	45,567
Bio-Techne Corp.	1,350	97,322
Bruker Corp.	1,000	62,840
Charles River Laboratories International, Inc.*	470	109,280
Danaher Corp.	5,590	1,089,938
Illumina, Inc.*	1,390	285,089
IQVIA Holdings, Inc.*	1,480	347,830
Medpace Holdings, Inc.*	200	115,422
Mettler-Toledo International, Inc.*	210	297,423
QIAGEN NV	1,856	76,838
Repligen Corp.*	500	70,505
Revvity, Inc.	960	108,019
Sotera Health Co.*	1,940	34,648
Tempus AI, Inc., Class A*,#	850	37,290
Thermo Fisher Scientific, Inc.	3,300	1,895,190
Waters Corp.*	890	335,806
West Pharmaceutical Services, Inc.	600	204,576
		$5,654,544
PHARMACEUTICALS − 3.3%
Apellis Pharmaceuticals, Inc.*,(1)	1,250	—
Axsome Therapeutics, Inc.*	400	87,196
Bristol-Myers Squibb Co.	18,276	1,193,606
Corcept Therapeutics, Inc.*	800	91,592
Description	Number of Shares	Value
Elanco Animal Health, Inc.*	4,300	$113,391
Eli Lilly & Co.	7,100	8,156,764
Jazz Pharmaceuticals PLC*	510	128,959
Johnson & Johnson	21,410	5,488,453
Merck & Co., Inc.	22,056	2,871,691
Organon & Co.	2,616	35,447
Pfizer, Inc.	50,803	1,270,583
Royalty Pharma PLC, Class A	3,450	201,583
Viatris, Inc.	10,505	184,468
Zoetis, Inc.	3,761	290,688
		$20,114,421
TOTAL HEALTH CARE		$57,103,934
INDUSTRIALS − 9.9%
AEROSPACE & DEFENSE − 2.5%
AeroVironment, Inc.*,#	300	44,811
ATI, Inc.*	1,100	206,184
Axon Enterprise, Inc.*	680	358,877
Boeing Co. (The)*	6,732	1,455,054
BWX Technologies, Inc.	875	147,612
Carpenter Technology Corp.	400	207,864
Curtiss-Wright Corp.	335	242,540
FTAI Aviation Ltd.	900	185,400
General Dynamics Corp.	2,280	874,198
General Electric Co.	9,235	3,325,246
HEICO Corp.#	450	160,362
HEICO Corp., Class A	652	167,746
Hexcel Corp.	800	82,360
Honeywell Aerospace, Inc.*	2,875	594,377
Howmet Aerospace, Inc.	3,546	1,000,894
Huntington Ingalls Industries, Inc.	355	115,890
Karman Holdings, Inc.*	500	24,075
Kratos Defense & Security Solutions, Inc.*	1,500	69,900
L3Harris Technologies, Inc.	1,682	466,015
Leonardo DRS, Inc.	700	32,235
Loar Holdings, Inc.*,#	400	27,380
Lockheed Martin Corp.	1,790	1,043,105
Northrop Grumman Corp.	1,220	661,826
Rocket Lab Corp.*	4,700	305,265
RTX Corp.	12,054	2,594,262
StandardAero, Inc.*	1,600	46,896
Textron, Inc.	1,453	123,883
TransDigm Group, Inc.	510	639,734
Woodward, Inc.	525	189,394
		$15,393,385
AIR FREIGHT & LOGISTICS − 0.3%
C.H. Robinson Worldwide, Inc.	984	145,366
Expeditors International of Washington, Inc.	1,130	189,716
FedEx Corp.	1,955	600,967
GXO Logistics, Inc.*	945	47,401
United Parcel Service, Inc., Class B	6,610	688,894
		$1,672,344
BUILDING PRODUCTS − 0.5%
A.O. Smith Corp.#	800	48,104
AAON, Inc.	550	48,983
Advanced Drainage Systems, Inc.	650	90,012
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Allegion PLC	833	$131,114
Armstrong World Industries, Inc.	328	57,288
Builders FirstSource, Inc.*	970	64,447
Carlisle Cos., Inc.	340	122,373
Carrier Global Corp.	6,900	426,489
Fortune Brands Innovations, Inc.	860	42,364
Hayward Holdings, Inc.*	1,350	20,426
Johnson Controls International PLC	5,481	803,843
Lennox International, Inc.	300	124,764
Louisiana-Pacific Corp.	450	32,594
Masco Corp.	1,680	120,086
Owens Corning	748	103,897
Simpson Manufacturing Co., Inc.	350	65,709
Trane Technologies PLC	2,000	909,900
Trex Co., Inc.*	1,044	45,268
		$3,257,661
COMMERCIAL SERVICES & SUPPLIES − 0.5%
Cintas Corp.	3,090	632,306
Clean Harbors, Inc.*	510	159,569
Copart, Inc.*	8,400	244,608
GFL Environmental, Inc.	1,950	80,574
MSA Safety, Inc.	300	57,081
RB Global, Inc.	1,726	189,411
Republic Services, Inc.	1,800	378,990
Rollins, Inc.	2,800	106,316
Tetra Tech, Inc.	2,500	82,900
Veralto Corp.	2,223	209,340
Waste Management, Inc.	3,360	761,208
		$2,902,303
CONSTRUCTION & ENGINEERING − 0.4%
AECOM	1,255	90,849
API Group Corp.*	3,550	140,864
Comfort Systems USA, Inc.	350	605,391
Dycom Industries, Inc.*	250	100,268
EMCOR Group, Inc.	400	318,972
Everus Construction Group, Inc.*	420	52,681
IES Holdings, Inc.*	50	37,227
MasTec, Inc.*	550	144,705
Primoris Services Corp.	350	29,544
Quanta Services, Inc.	1,323	882,917
Sterling Infrastructure, Inc.*	250	149,192
Valmont Industries, Inc.	160	77,072
WillScot Holdings Corp.#	1,395	33,871
		$2,663,553
ELECTRICAL EQUIPMENT − 1.3%
Acuity, Inc.	310	101,801
AMETEK, Inc.	2,090	505,174
Bloom Energy Corp., Class A*	2,400	493,944
Eaton Corp. PLC	3,438	1,427,458
Emerson Electric Co.	4,990	747,602
Forgent Power Solutions, Inc., Class A*	1,150	38,260
GE Vernova, Inc.	2,411	2,387,589
Generac Holdings, Inc.*	497	97,964
Hubbell, Inc.	490	231,549
Nextpower, Inc., Class A*	1,250	112,337
Description	Number of Shares	Value
nVent Electric PLC	1,566	$240,898
Powell Industries, Inc.	250	52,170
Regal Rexnord Corp.	600	123,138
Rockwell Automation, Inc.	1,020	489,682
Sensata Technologies Holding PLC	1,348	62,399
Vertiv Holdings Co., Class A	3,430	828,585
Vicor Corp.*	200	41,474
		$7,982,024
GROUND TRANSPORTATION − 0.9%
Avis Budget Group, Inc.*	95	13,057
CSX Corp.	16,970	855,288
Fedex Freight Holding Co., Inc.*	977	137,298
JB Hunt Transport Services, Inc.	720	195,660
Knight-Swift Transportation Holdings, Inc.	1,505	104,642
Landstar System, Inc.	240	41,945
Lyft, Inc., Class A*	3,100	49,166
Norfolk Southern Corp.	2,010	674,315
Old Dominion Freight Line, Inc.	1,700	360,638
Ryder System, Inc.	390	100,004
Saia, Inc.*	240	83,431
Schneider National, Inc., Class B	618	22,087
Uber Technologies, Inc.*	17,460	1,228,485
U-Haul Holding Co.*,#	213	15,104
U-Haul Holding Co.	817	51,128
Union Pacific Corp.	5,290	1,545,368
XPO, Inc.*	1,000	200,970
		$5,678,586
INDUSTRIAL CONGLOMERATES − 0.3%
3M Co.	4,650	819,702
DuPont de Nemours, Inc.	1,204	164,948
Honeywell International, Inc.	2,875	698,769
		$1,683,419
MACHINERY − 2.0%
AGCO Corp.	445	45,461
Allison Transmission Holdings, Inc.	850	97,359
Caterpillar, Inc.	4,050	3,299,980
CNH Industrial NV	8,900	91,225
Crane Co.	400	85,384
Cummins, Inc.	1,230	780,066
Deere & Co.	2,200	1,303,874
Donaldson Co., Inc.	910	85,758
Dover Corp.	1,320	270,098
Esab Corp.#	499	43,178
Flowserve Corp.	1,248	94,836
Fortive Corp.	2,690	159,275
Gates Industrial Corp. Ltd.*	1,725	48,266
Graco, Inc.	1,320	104,782
IDEX Corp.	670	154,401
Illinois Tool Works, Inc.	2,600	746,070
Ingersoll Rand, Inc.	3,694	308,006
ITT, Inc.	835	163,643
Lincoln Electric Holdings, Inc.	500	130,655
Middleby Corp. (The)*	500	66,790
Midera Food Processing, Inc.*	500	23,975
Mueller Industries, Inc.	2,000	132,820
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Nordson Corp.	500	$148,890
Oshkosh Corp.	640	91,142
Otis Worldwide Corp.	3,375	242,831
PACCAR, Inc.	4,760	631,557
Parker-Hannifin Corp.	1,140	1,113,244
Pentair PLC	1,564	102,348
RBC Bearings, Inc.*	300	165,393
Snap-on, Inc.	480	196,997
SPX Technologies, Inc.*	400	87,848
Stanley Black & Decker, Inc.	1,220	115,388
Timken Co. (The)	650	89,408
Toro Co. (The)	880	80,846
Watts Water Technologies, Inc., Class A	200	69,158
Westinghouse Air Brake Technologies Corp.	1,595	463,922
Xylem, Inc.	2,110	246,807
		$12,081,681
MARINE TRANSPORTATION − 0.0%**
Kirby Corp.*	450	59,013
PASSENGER AIRLINES − 0.2%
Alaska Air Group, Inc.*	1,175	55,754
American Airlines Group, Inc.*	6,468	98,766
Delta Air Lines, Inc.	5,865	512,836
Southwest Airlines Co.	4,130	185,726
United Airlines Holdings, Inc.*	2,903	352,221
		$1,205,303
PROFESSIONAL SERVICES − 0.5%
Amentum Holdings, Inc.*	1,526	33,877
Automatic Data Processing, Inc.	3,650	972,579
Booz Allen Hamilton Holding Corp.	1,150	80,178
Broadridge Financial Solutions, Inc.	1,120	172,424
CACI International, Inc., Class A*,#	203	101,043
Equifax, Inc.	980	169,168
ExlService Holdings, Inc.*	1,100	37,323
FTI Consulting, Inc.*	300	47,814
Genpact Ltd.	1,595	56,096
Jacobs Solutions, Inc.	1,000	134,930
KBR, Inc.	1,250	45,763
Leidos Holdings, Inc.	1,100	127,160
Mobility Global, Inc.*	2,639	53,783
Parsons Corp.*	450	19,895
Paychex, Inc.	3,070	358,699
Paycom Software, Inc.	400	65,584
Paylocity Holding Corp.*	285	39,300
Planet Labs PBC*	2,500	51,200
Robert Half, Inc.	1,048	39,614
Science Applications International Corp.	400	46,852
SS&C Technologies Holdings, Inc.	2,050	157,952
TransUnion	1,600	125,792
UL Solutions, Inc., Class A	550	50,402
Verisk Analytics, Inc.	1,140	222,129
		$3,209,557
TRADING COMPANIES & DISTRIBUTORS − 0.5%
Applied Industrial Technologies, Inc.	350	120,823
Core & Main, Inc., Class A*	1,895	83,323
Fastenal Co.	10,160	484,733
Description	Number of Shares	Value
Ferguson Enterprises, Inc.	1,720	$403,048
MSC Industrial Direct Co., Inc., Class A	340	41,956
QXO, Inc.*	8,550	113,715
SiteOne Landscape Supply, Inc.*	400	37,776
Sunbelt Rentals Holdings, Inc.	3,500	251,720
United Rentals, Inc.	570	615,178
Watsco, Inc.#	300	92,790
WESCO International, Inc.	440	151,136
WW Grainger, Inc.	395	545,977
		$2,942,175
TOTAL INDUSTRIALS		$60,731,004
INFORMATION TECHNOLOGY(2) − 34.5%
COMMUNICATIONS EQUIPMENT − 1.2%
Applied Optoelectronics, Inc.*	700	66,024
Arista Networks, Inc.*	9,310	1,679,058
Ciena Corp.*	1,223	461,132
Cisco Systems, Inc.	35,010	4,060,810
F5, Inc.*	513	206,518
Lumentum Holdings, Inc.*	640	456,922
Motorola Solutions, Inc.	1,440	627,480
Ubiquiti, Inc.	50	27,826
Viavi Solutions, Inc.*	1,900	70,205
		$7,655,975
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS − 1.0%
Advanced Energy Industries, Inc.	300	86,856
Amphenol Corp., Class A	10,930	1,756,451
Arrow Electronics, Inc.*	415	89,876
Avnet, Inc.	600	53,304
CDW Corp.	1,090	161,113
Cognex Corp.	1,600	104,384
Coherent Corp.*	1,568	412,211
Corning, Inc.	7,020	970,515
Fabrinet*	300	130,623
Flex Ltd.*	3,300	375,375
IPG Photonics Corp.*	230	19,564
Jabil, Inc.	958	301,818
Keysight Technologies, Inc.*	1,500	478,620
Littelfuse, Inc.	243	107,438
Ralliant Corp.	813	53,146
Sanmina Corp.*	400	74,224
TD SYNNEX Corp.	683	174,643
Teledyne Technologies, Inc.*	393	257,639
TTM Technologies, Inc.*	850	98,124
Vontier Corp.	1,036	33,287
Zebra Technologies Corp., Class A*	450	132,219
		$5,871,430
IT SERVICES − 1.0%
Accenture PLC, Class A	5,410	897,627
Akamai Technologies, Inc.*	1,300	149,734
Amdocs Ltd.	720	40,118
Applied Digital Corp.*,#	2,300	62,997
Cloudflare, Inc., Class A*	2,800	781,144
Cognizant Technology Solutions Corp., Class A	4,150	229,703
CoreWeave, Inc., Class A*	3,100	222,487
DigitalOcean Holdings, Inc.*	750	88,125
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
EPAM Systems, Inc.*	450	$47,502
Gartner, Inc.*	550	83,061
GoDaddy, Inc., Class A*	1,160	95,978
International Business Machines Corp.	8,380	1,874,187
Kyndryl Holdings, Inc.*	2,412	32,683
MongoDB, Inc.*	715	241,298
Okta, Inc.*	1,400	198,702
Snowflake, Inc., Class A*	2,930	859,310
Twilio, Inc., Class A*	1,250	246,688
VeriSign, Inc.	750	217,515
		$6,368,859
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT − 15.7%
Advanced Micro Devices, Inc.*	14,418	6,865,131
Allegro MicroSystems, Inc.*	1,000	41,500
Amkor Technology, Inc.	1,050	52,364
Analog Devices, Inc.	4,332	1,591,620
Applied Materials, Inc.	7,050	3,579,073
Astera Labs, Inc.*	1,350	420,160
Broadcom, Inc.	41,280	16,069,478
Cirrus Logic, Inc.*	450	58,208
Credo Technology Group Holding Ltd.*	1,450	300,135
Enphase Energy, Inc.*	1,050	39,417
Entegris, Inc.	1,350	160,717
First Solar, Inc.*	900	189,927
FormFactor, Inc.*	600	63,720
GLOBALFOUNDRIES, Inc.	950	47,491
Intel Corp.*	38,930	3,511,486
KLA Corp.	11,600	2,120,712
Lam Research Corp.	11,095	3,251,057
Lattice Semiconductor Corp.*	1,200	149,124
MACOM Technology Solutions Holdings, Inc.*	600	150,864
Marvell Technology, Inc.	7,761	1,455,653
Microchip Technology, Inc.	4,678	347,529
Micron Technology, Inc.	10,030	8,254,991
MKS, Inc	633	188,286
Monolithic Power Systems, Inc.	430	613,193
NVIDIA Corp.	206,990	41,553,242
ON Semiconductor Corp.*	3,528	287,920
Onto Innovation, Inc.*	450	116,361
Qnity Electronics, Inc.	1,831	240,191
Qorvo, Inc.*	750	67,928
QUALCOMM, Inc.	9,370	1,383,106
Rambus, Inc.*	850	77,375
Semtech Corp.*	750	88,365
SiTime Corp.*	200	107,040
Skyworks Solutions, Inc.#	1,240	77,227
Teradyne, Inc.	1,400	514,766
Texas Instruments, Inc.	8,090	2,230,737
Universal Display Corp.#	350	28,056
		$96,294,150
SOFTWARE − 8.2%
Adobe, Inc.*	3,620	906,484
Appfolio, Inc., Class A*	200	36,038
Atlassian Corp., Class A*	1,350	136,370
Aurora Innovation, Inc.*,#	9,950	64,178
Autodesk, Inc.*	1,830	428,586
Description	Number of Shares	Value
Bentley Systems, Inc., Class B	1,000	$35,440
BILL Holdings, Inc.*	750	33,848
BitMine Immersion Technologies, Inc.#	4,900	84,672
Cadence Design Systems, Inc.*	2,450	833,049
CCC Intelligent Solutions Holdings, Inc.*,#	2,050	12,485
Circle Internet Group, Inc.*	1,600	100,176
Crowdstrike Holdings, Inc., Class A*	8,876	1,694,073
Datadog, Inc., Class A*	2,898	776,577
Docusign, Inc.*	1,870	102,532
Dolby Laboratories, Inc., Class A	390	22,936
Dropbox, Inc., Class A*	1,250	40,700
Dynatrace, Inc.*	2,673	118,467
Elastic NV*	700	46,053
Fair Isaac Corp.*	190	213,364
Figma, Inc., Class A*	1,900	46,208
Fortinet, Inc.*	5,380	871,291
Gen Digital, Inc.	4,670	128,191
Gitlab, Inc., Class A*	1,300	44,863
Guidewire Software, Inc.*	750	113,955
HubSpot, Inc.*	483	114,645
Intuit, Inc.	2,410	761,729
IREN Ltd.*,#	2,900	106,720
Manhattan Associates, Inc.*	523	100,081
Microsoft Corp.	65,944	30,645,496
Nutanix, Inc., Class A*	2,300	135,723
Oracle Corp.	15,230	1,977,920
Palantir Technologies, Inc., Class A*	19,610	2,413,207
Palo Alto Networks, Inc.*	7,160	2,375,903
Pegasystems, Inc.#	840	25,662
Procore Technologies, Inc.*	1,150	62,986
PTC, Inc.*	1,000	137,200
RingCentral, Inc., Class A	600	33,372
Roper Technologies, Inc.	900	352,773
Rubrik, Inc., Class A*	1,250	90,450
SailPoint, Inc.*,#	500	8,385
Salesforce, Inc.	6,976	1,283,724
Samsara, Inc., Class A*	2,700	100,629
SentinelOne, Inc., Class A*	2,900	55,274
ServiceNow, Inc.*	9,150	1,017,754
Strategy, Inc., Class A*	2,800	261,184
Synopsys, Inc.*	1,659	644,953
Terawulf, Inc.*,#	3,150	55,629
Trimble, Inc.*	2,080	117,686
Tyler Technologies, Inc.*	360	111,456
UiPath, Inc., Class A*,#	4,050	51,678
Unity Software, Inc.*	3,010	95,447
Workday, Inc., Class A*	1,850	296,629
Zoom Communications, Inc., Class A*	2,378	228,454
Zscaler, Inc.*	950	143,640
		$50,696,925
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS − 7.4%
Apple, Inc.	128,300	39,633,153
Dell Technologies, Inc., Class C	2,650	1,074,231
Everpure, Inc., Class A*	2,795	215,690
Hewlett Packard Enterprise Co.	11,940	571,926
HP, Inc.	7,790	212,433
IonQ, Inc.*,#	3,250	118,430
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
NetApp, Inc.	1,703	$303,986
Sandisk Corp.*	1,327	1,612,079
Super Micro Computer, Inc.*	4,750	134,900
Western Digital Corp.	2,983	1,625,258
		$45,502,086
TOTAL INFORMATION TECHNOLOGY		$212,389,425
MATERIALS − 1.9%
CHEMICALS − 0.9%
Air Products & Chemicals, Inc.	1,870	551,444
Albemarle Corp.	1,045	122,934
Axalta Coating Systems Ltd.*	1,690	60,519
Celanese Corp.	990	44,273
CF Industries Holdings, Inc.	1,300	162,747
Corteva, Inc.	5,752	452,740
Dow, Inc.	6,209	188,071
Eastman Chemical Co.	860	60,157
Ecolab, Inc.	2,100	583,023
Element Solutions, Inc.	2,040	74,929
International Flavors & Fragrances, Inc.	2,140	169,531
Linde PLC	3,940	1,884,817
LyondellBasell Industries NV, Class A	2,200	136,576
Mosaic Co. (The)	2,715	60,056
NewMarket Corp.	50	42,508
Olin Corp.	900	16,659
PPG Industries, Inc.	1,850	204,462
RPM International, Inc.	1,050	112,423
Scotts Miracle-Gro Co. (The)	295	19,375
Sherwin-Williams Co. (The)	1,940	661,249
Solstice Advanced Materials, Inc.	1,287	77,439
Westlake Corp.	250	17,625
		$5,703,557
CONSTRUCTION MATERIALS − 0.2%
CRH PLC	5,580	530,156
Eagle Materials, Inc.	250	51,235
James Hardie Industries PLC*	1,451	38,147
Martin Marietta Materials, Inc.	500	262,570
Vulcan Materials Co.	1,090	292,741
		$1,174,849
CONTAINERS & PACKAGING − 0.2%
Amcor PLC	3,752	168,390
AptarGroup, Inc.	445	59,612
Avery Dennison Corp.	650	110,324
Ball Corp.	2,240	145,376
Crown Holdings, Inc.	918	108,186
Graphic Packaging Holding Co.	2,705	29,025
International Paper Co.	4,500	183,735
Packaging Corp. of America	750	184,380
Silgan Holdings, Inc.	805	32,184
Smurfit Westrock PLC	4,500	206,865
Sonoco Products Co.	680	38,325
		$1,266,402
METALS & MINING − 0.6%
Alcoa Corp.	2,350	106,361
Almonty Industries, Inc.*	1,750	19,355
Description	Number of Shares	Value
Anglogold Ashanti PLC	4,300	$341,076
Aura Minerals, Inc.#	300	16,371
Cleveland-Cliffs, Inc.*	5,450	62,784
Coeur Mining, Inc.	8,050	120,026
Freeport-McMoRan, Inc.	12,200	764,086
Hecla Mining Co.	4,500	63,540
MP Materials Corp.*,#	1,095	45,300
Newmont Corp.	9,110	853,698
Nucor Corp.	1,850	475,986
Reliance, Inc.	450	182,745
Royal Gold, Inc.	708	140,432
Southern Copper Corp.	762	139,225
Steel Dynamics, Inc.	1,150	288,949
		$3,619,934
TOTAL MATERIALS		$11,764,742
REAL ESTATE − 2.2%
DIVERSIFIED REITS − 0.0%**
WP Carey, Inc.	2,000	147,200
HEALTH CARE REITS − 0.4%
Alexandria Real Estate Equities, Inc.	1,665	85,664
American Healthcare REIT, Inc.	1,450	80,620
Healthcare Realty Trust, Inc.	3,380	71,014
Healthpeak Properties, Inc.	6,530	142,550
Medical Properties Trust, Inc.#	1,950	9,028
Omega Healthcare Investors, Inc.	2,600	131,638
Ventas, Inc.	4,286	400,784
Welltower, Inc.	6,270	1,469,939
		$2,391,237
HOTEL & RESORT REITS − 0.0%**
Host Hotels & Resorts, Inc.	6,130	154,047
INDUSTRIAL REITS − 0.3%
Americold Realty Trust, Inc.	2,940	41,425
EastGroup Properties, Inc.	495	103,460
First Industrial Realty Trust, Inc.	1,400	92,176
Lineage, Inc.	700	29,659
Prologis, Inc.	8,228	1,189,851
Rexford Industrial Realty, Inc.	2,265	85,549
STAG Industrial, Inc.	1,725	65,998
		$1,608,118
OFFICE REITS − 0.0%**
BXP, Inc.	1,500	105,180
Cousins Properties, Inc.	1,333	42,056
Kilroy Realty Corp.	1,060	41,150
Vornado Realty Trust	1,526	60,109
		$248,495
REAL ESTATE MANAGEMENT & DEVELOPMENT − 0.1%
CBRE Group, Inc., Class A*	2,510	368,493
CoStar Group, Inc.*	3,750	107,850
Howard Hughes Holdings, Inc.*	258	16,491
Jones Lang LaSalle, Inc.*	428	151,953
Zillow Group, Inc., Class A*,#	450	15,611
Zillow Group, Inc., Class C*	1,495	50,920
		$711,318
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
RESIDENTIAL REITS − 0.3%
American Homes 4 Rent, Class A	3,050	$101,931
AvalonBay Communities, Inc.	1,272	236,096
Camden Property Trust	820	90,864
Equity LifeStyle Properties, Inc.	1,700	110,619
Equity Residential	3,450	229,253
Essex Property Trust, Inc.	573	162,812
Invitation Homes, Inc.	5,785	171,930
Mid-America Apartment Communities, Inc.	1,021	135,119
Sun Communities, Inc.	1,000	123,480
UDR, Inc.	3,130	119,441
		$1,481,545
RETAIL REITS − 0.3%
Agree Realty Corp.	1,050	81,690
Brixmor Property Group, Inc.	3,150	99,257
Federal Realty Investment Trust	848	105,228
Kimco Realty Corp.	6,356	161,951
NNN REIT, Inc.	1,415	67,241
Realty Income Corp.	8,189	523,031
Regency Centers Corp.	1,783	143,157
Simon Property Group, Inc.	2,893	663,567
		$1,845,122
SPECIALIZED REITS − 0.8%
American Tower Corp.	4,160	721,178
Crown Castle, Inc.	3,890	296,807
CubeSmart	2,083	86,361
Digital Realty Trust, Inc.	3,210	605,149
EPR Properties	700	43,449
Equinix, Inc.	881	897,986
Extra Space Storage, Inc.	1,862	275,650
Fermi, Inc.*	1,750	9,957
Gaming and Leisure Properties, Inc.	2,309	103,420
Iron Mountain, Inc.	2,706	330,998
Lamar Advertising Co., Class A	700	111,972
Millrose Properties, Inc., Class A	1,393	38,976
Public Storage	1,515	491,118
Rayonier, Inc.	2,185	47,589
SBA Communications Corp.	950	171,931
VICI Properties, Inc.	9,588	252,644
Weyerhaeuser Co.	6,232	155,987
		$4,641,172
TOTAL REAL ESTATE		$13,228,254
UTILITIES − 2.1%
ELECTRIC UTILITIES − 1.3%
Alliant Energy Corp.	2,250	159,255
American Electric Power Co., Inc.	4,900	626,465
Constellation Energy Corp.	2,823	741,743
Duke Energy Corp.	6,935	869,857
Edison International	3,350	245,790
Entergy Corp.	4,000	430,480
Evergy, Inc.	2,300	190,923
Eversource Energy	3,300	236,247
Exelon Corp.	9,100	416,962
FirstEnergy Corp.	5,150	248,796
IDACORP, Inc.	450	64,310
Description	Number of Shares	Value
NextEra Energy, Inc.	18,610	$1,617,581
NRG Energy, Inc.	1,825	245,079
OGE Energy Corp.	1,763	83,478
Oklo, Inc.*,#	1,200	46,596
PG&E Corp.	19,700	342,386
Pinnacle West Capital Corp.	1,050	106,040
PPL Corp.	6,500	228,865
Southern Co. (The)	9,950	940,673
Xcel Energy, Inc.	5,400	422,280
		$8,263,806
GAS UTILITIES − 0.1%
Atmos Energy Corp.	1,440	248,803
MDU Resources Group, Inc.	1,780	35,511
National Fuel Gas Co.	770	63,379
UGI Corp.	1,900	68,628
		$416,321
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS − 0.1%
AES Corp. (The)	6,550	96,154
Brookfield Renewable Corp.	1,315	43,855
Clearway Energy, Inc., Class C	880	27,922
Talen Energy Corp.*	400	133,640
Vistra Corp.	3,025	448,275
		$749,846
MULTI-UTILITIES − 0.5%
Ameren Corp.	2,450	268,545
CenterPoint Energy, Inc.	6,100	256,444
CMS Energy Corp.	2,650	190,774
Consolidated Edison, Inc.	3,250	353,762
Dominion Energy, Inc.	7,673	530,741
DTE Energy Co.	1,850	262,460
NiSource, Inc.	4,800	213,264
Public Service Enterprise Group, Inc.	4,490	344,293
Sempra	5,850	518,017
WEC Energy Group, Inc.	2,900	317,318
		$3,255,618
WATER UTILITIES − 0.1%
American Water Works Co., Inc.	1,700	228,089
Essential Utilities, Inc.	2,250	89,663
		$317,752
TOTAL UTILITIES		$13,003,343
TOTAL COMMON STOCKS (COST $111,894,634)		$613,149,907
PREFERRED STOCK − 0.0%**
REAL ESTATE − 0.0%**
REAL ESTATE MANAGEMENT & DEVELOPMENT − 0.0%**
Brookfield Property Preferred LP 6.25%*	400	6,400
TOTAL REAL ESTATE		$6,400
TOTAL PREFERRED STOCK (COST $9,880)		$6,400
RIGHTS − 0.0%**
ABIOMED, Inc. CVR, Expire 12/31/49*,(1)	150	—
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	$8
Mirati Therapeutics, Inc. CVR, Expire 01/23/31*,(1)	550	—
TPG, Inc. CVR*,(1)	2,040	—
Walgreens Boots Alliance, Inc. CVR*,(1)	7,455	—
TOTAL RIGHTS (COST $0)		$8
WARRANTS − 0.0%**
GameStop Corp. Class A, Expire 09/10/30*	424	806
TOTAL WARRANTS (COST $0)		$806
INVESTMENT COMPANIES − 0.2%
EQUITY FUNDS − 0.2%
iShares Russell 1000 ETF	1,570	641,157
iShares Russell 1000 Growth ETF	2,720	321,830
iShares Russell 1000 Value ETF	1,240	312,257
TOTAL EQUITY FUNDS		$1,275,244
TOTAL INVESTMENT COMPANIES (COST $1,239,107)		$1,275,244
MONEY MARKET FUND − 0.1%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%^	401,418	401,418
TOTAL MONEY MARKET FUND (COST $401,418)		$401,418

Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN − 0.5%
REPURCHASE AGREEMENTS − 0.5%
Barclays Capital, Inc., 3.64%, dated 7/31/26, due 8/03/26, repurchase price $187,896, collateralized by a U.S. Treasury Security, 4.63%, maturing 11/15/44; total market value of $191,596.	$187,839	187,839
Description	Par Value	Value
BNP Paribas SA, 3.64%, dated 7/31/26, due 8/03/26, repurchase price $645,674, collateralized by U.S. Treasury Securities, 0.00% to 6.63%, maturing 9/08/26 to 11/15/53; total market value of $658,388.	$645,478	$645,478
Daiwa Capital Markets America, Inc., 3.64%, dated 7/31/26, due 8/03/26, repurchase price $645,674, collateralized by U.S. Treasury Securities, 0.13% to 4.38%, maturing 12/31/26 to 11/30/32; total market value of $658,388.	645,478	645,478
Deutsche Bank Securities, Inc., 3.64%, dated 7/31/26, due 8/03/26, repurchase price $645,674, collateralized by U.S. Treasury Securities, 3.38% to 4.00%, maturing 9/15/27 to 11/15/35; total market value of $658,388.	645,478	645,478
RBC Dominion Securities, Inc., 3.64%, dated 7/31/26, due 8/03/26, repurchase price $645,674, collateralized by U.S. Treasury Securities, 0.00% to 2.13%, maturing 11/17/26 to 2/15/49; total market value of $658,388.	645,478	645,478
TD Securities, Inc., 3.64%, dated 7/31/26, due 8/03/26, repurchase price $645,674, collateralized by U.S. Treasury Securities, 0.63% to 4.13%, maturing 1/31/28 to 6/30/31; total market value of $658,388.	645,478	645,478
TOTAL REPURCHASE AGREEMENTS (COST $3,415,229)		$3,415,229
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,415,229)		$3,415,229
TOTAL INVESTMENTS − 100.5% (COST $116,960,268)		$618,249,012
COLLATERAL FOR SECURITIES ON LOAN − (0.6%)		(3,415,229)
OTHER ASSETS LESS LIABILITIES − 0.1%		151,577
TOTAL NET ASSETS − 100.0%		$614,985,360
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Real Estate Investment Trusts	$80,620	$—	$—	$80,620
Common Stocks	613,069,287	—	— (a)	613,069,287
Preferred Stock	6,400	—	—	6,400
Rights	8	—	— (a)	8
Warrants	806	—	—	806
Investment Companies	1,275,244	—	—	1,275,244
Money Market Fund	401,418	—	—	401,418
Repurchase Agreements	—	3,415,229	—	3,415,229
Total	$614,833,783	$3,415,229	$—	$618,249,012

(a)	Includes internally fair valued securities currently priced at zero ($0).
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

*	Non-income producing security.
#	Security, or a portion thereof, is on loan.
**	Represents less than 0.05%.
^	7-Day net yield.
(1)
The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the
Portfolio of Investments.

(2)
As of July 31, 2026, the Fund had a significant portion of its assets invested in this sector. Any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.

The following acronyms are used throughout this Portfolio of Investments:
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LP	Limited Partnership
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 July 31, 2026 (unaudited)